CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Series A Tranche I	Series A Tranche I I	New Amsterdam Pharma Shareholders	Frazier Lifesciences Acquisition Corporation Shareholders	P I P E Financing	Amgen M T P C Shareholders	Issued capital	Issued capital Series A Tranche I	Issued capital Series A Tranche I I	Issued capital New Amsterdam Pharma Shareholders	Issued capital Frazier Lifesciences Acquisition Corporation Shareholders	Issued capital P I P E Financing	Issued capital Amgen M T P C Shareholders	Share premium	Share premium Series A Tranche I	Share premium Series A Tranche I I	Share premium New Amsterdam Pharma Shareholders	Share premium Frazier Lifesciences Acquisition Corporation Shareholders	Share premium P I P E Financing	Share premium Amgen M T P C Shareholders	Other reserves	Translation differences	Retained earnings
Opening balance at Dec. 31, 2019	€ 2,172							€ 25							€ 2,475									€ (328)
Issuance of non-voting shares								25							(25)
Total comprehensive (loss) / profit for the period, net of tax	(5,749)																							(5,749)
(Loss) / profit for the period	(5,749)
Ending balance at Dec. 31, 2020	(3,577)							50							2,450									(6,077)
Conversion of convertible debt	11,667							11							11,656
Equity contribution		€ 69,000							€ 49							€ 68,951
Issuance of non-voting shares	709							3							706
Total comprehensive (loss) / profit for the period, net of tax	(28,599)																							(28,599)
Share based compensation	591																					€ 591
(Loss) / profit for the period	(28,599)
Ending balance at Dec. 31, 2021	49,791							113							83,763							591		(34,676)
Equity contribution			€ 79,680							€ 57							€ 79,623
Total comprehensive (loss) / profit for the period, net of tax	54,513																							54,513
Share based compensation	438																					438
(Loss) / profit for the period	54,513																							54,513
Ending balance at Jun. 30, 2022	184,422							170							163,386							1,029		19,837
Opening balance at Dec. 31, 2021	49,791							113							83,763							591		(34,676)
Elimination of old shares				€ (163,556)							€ (170)							€ (163,386)
Equity contribution			€ 79,680	€ 163,556	€ 126,666	€ 228,343	€ 83,160			€ 57	€ 4,351	€ 1,582	€ 2,815	€ 1,039			€ 79,623	€ 159,205	€ 125,084	€ 225,528	€ 82,121
Transaction costs on issue of shares	(2,534)														(2,534)
Earnout obligation upon Closing (NewAmsterdam Pharma shareholders)	(6,633)																							(6,633)
Total comprehensive (loss) / profit for the period, net of tax	(78,052)																							(78,052)
Share based compensation	4,100																					4,100
(Loss) / profit for the period	(78,052)
Ending balance at Dec. 31, 2022	484,521							9,787							589,404							4,691		(119,361)
Total comprehensive (loss) / profit for the period, net of tax	(83,981)																						€ (8,879)	(75,102)
Exercise of Warrants	9,423							90							9,333
Exercise of Company Options	96							2							138							(44)
Share based compensation	12,205																					12,205
(Loss) / profit for the period	(75,102)																							(75,102)
Other comprehensive (loss) / profit for the period	(8,879)																						(8,879)
Ending balance at Jun. 30, 2023	€ 422,264							€ 9,879							€ 598,875							€ 16,852	€ (8,879)	€ (194,463)